Note 14 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Current income tax expense (recovery)	$ 462	$ (1,257)
Deferred income tax expense (recovery)	(2,756)	5,940
Provision for (recovery of) income taxes	$ (2,294)	$ 4,683